Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies [Abstract]
Summary Of Movements In Prepayments On Flight Equipment

Movements in prepayments on flight equipment and capitalized interest during the years ended December 31, 2015 and 2014 were as follows:

	Year Ended December 31,
	2015		2014
Prepayments on flight equipment and capitalized interest at beginning of period	$3,486,514		$223,815
Prepayments made during the period	747,541		320,396
ILFC Transaction	—		3,176,322
Interest capitalized during the period	79,230	(a)	80,328
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,012,859)		(314,347)
Prepayments on flight equipment and capitalized interest at end of period	$3,300,426		$3,486,514

(a)	Includes an out of period adjustment of $16.9 million. See Note 2—Basis of presentation.

Unrecorded Contractual Commitments For The Purchase Of Flight Equipment

The following table presents our contractual commitments for the purchase of flight equipment as of December 31, 2015:

	2016	2017	2018	2019	2020	Thereafter	Total
Purchase obligations (a)	$3,883,380	$5,647,627	$5,817,938	$4,484,003	$3,608,082	$3,017,180	$26,458,210

(a)	Includes commitments to purchase 413 aircraft, 34 purchase and leaseback transactions and spare engine commitments.

Schedule Of Minimum Payments Under Lease Agreements

We have operating lease agreements with third parties for office space, company cars and office equipment. As of December 31, 2015, minimum payments under the lease agreements for office space were as follows:

Future minimum lease payments
2016	$10,828
2017	13,908
2018	11,800
2019	9,657
2020	9,732
Thereafter	65,253
$121,178